Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Operations [Abstract]
Revenues	$ 180,501	$ 177,955	$ 157,809
Cost of revenues	(42,971)	(41,466)	(37,629)
Gross profit	137,530	136,489	120,180
Operating expenses
Research and development, gross	(25,627)	(26,129)	(21,695)
Government grants	1,439	1,113	1,477
Research and development, net	(24,188)	(25,016)	(20,218)
Sales and marketing	(76,272)	(75,014)	(67,114)
General and administrative	(22,746)	(23,078)	(25,138)
Other, net	(455)	(397)	(759)
Total operating expenses	(123,661)	(123,505)	(113,229)
Operating profit	13,869	12,984	6,951
Financial income, net	847	1,343	2,599
Profit before taxes on income	14,716	14,327	9,550
Income tax expense	(459)	(2,158)	(1,362)
Net Profit	14,257	12,169	8,188
Net loss (profit) attributable to non-controlling interest	93	(191)	290
Net profit attributable to shareholders	14,350	11,978	8,478
Net change in respect of available for sale securities	1,151	(980)	(304)
Total comprehensive profit attributable to Shareholders	15,501	10,998	8,174
Total comprehensive profit (loss) attributable to non-controlling interest	(93)	191	(290)
Total comprehensive profit	$ 15,408	$ 11,189	$ 7,884
Earnings per share:
Basic Earnings attributed to shareholders per Ordinary Share	$ 0.47	$ 0.40	$ 0.29
Diluted Earnings attributed to shareholders per Ordinary Share	$ 0.45	$ 0.39	$ 0.28
Weighted average number of Ordinary Shares used to compute basic Earnings per Ordinary Share	30,853,581	30,212,787	29,670,842
Weighted average number of Ordinary Shares used to compute diluted Earnings per Ordinary Share	31,563,208	31,089,499	30,525,654